Consolidated Statements Of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net income	$ 239,539	$ 172,468	$ 102,812
Currency translation adjustment	(35,105)	(45,038)	10,725
Currency impact of long-term funding	7,342	9,806	(1,046)
Tax on currency impact of long term funding	(3,574)	(178)	(87)
Unrealized capital (loss)/gain - investments	(54)	20	(239)
Actuarial gain/(loss) on defined benefit pension plan	2,693	(4,125)	1,383
Gain on interest rate hedge	4,617
Total comprehensive income	$ 215,458	$ 132,953	$ 113,548